Schedule of Components of Income Tax Benefit (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal
State
Total current tax payable
Federal			(1,619,000)	(456,000)
State			(165,000)	(1,068,000)
Total deferred tax			(1,784,000)	(1,524,000)
Less increase in valuation allowance			1,163,000	129,000
Total income tax benefit			$ (621,000)	$ (1,395,000)